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April 12, 2010

VIA EDGAR AND FEDERAL EXPRESS

Sonia Gupta Barros, Esq.

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Excel Trust, Inc.
Amendment No. 2 to Registration Statement on Form S-11
Filed March 31, 2010
SEC File No. 333-164031

Dear Ms. Gupta Barros:

We are in receipt of the Staff’s letter dated April 7, 2010 with respect to the above-referenced Registration Statement on Form S-11 (as it may be amended or supplemented, the “S-11” or the “Registration Statement”). We are responding to the Staff’s comments on behalf of Excel Trust, Inc. (“Excel” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Excel is submitting (by EDGAR) Amendment No. 3 to the Registration Statement on Form S-11/A (the “S-11/A”), which is responsive to the Staff’s comments. Courtesy copies of this letter and the S-11/A (specifically marked to show the changes thereto) are being submitted to the Staff supplementally.

Excel’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the S-11/A. For ease of reference, we have set forth the Staff’s comments and Excel’s response for each item below. Page numbers referenced in Excel’s responses refer to page numbers in the marked copy of the S-11/A furnished supplementally to the Staff.

In preparing this response letter, we and the Company have tried to thoroughly explain both the reasons behind the responses and the revisions made to the S-11. We hope this will facilitate your review of the amended filing.

April 12, 2010

Liquidity and Capital Resources, page 65

1. Please identify the parties to the credit facility here and elsewhere in the prospectus as appropriate. Please also disclose the threshold amounts of key restrictive covenants such as maximum leverage ratio.

Excel Response: The S-11/A has been revised to disclose the names of the lenders who have provided commitment letters to participate in the Company’s unsecured revolving credit facility on pages 15 and 65. In addition, as many of these lenders are affiliates of the underwriters of the offering, the S-11/A has been updated on pages 145 and 189 to describe this relationship. The S-11/A has also been updated on page 66 to disclose the threshold amount of key restrictive covenants, including the maximum leverage ratio and limitations on distributions.

Market Opportunity, page 92

2. Please conform your disclosure of “Class A” and “Class B” properties with the disclosure on page 2, including how such property types are defined and who defines them.

Excel Response: The S-11/A has been revised in accordance with the Staff’s comment. The Company has conformed its disclosure of “Class A” and “Class B” properties on page 92 with the disclosure on page 2.

Shareholder Total Return, page 99

3. We refer to the Excel Legacy Corporation/Price Legacy Corporation table on page 100 and note that the end date goes through December 21, 2004. Please revise the table so that the end date coincides with management’s departure from the company in October 2003 or explain to us why you believe the December 21, 2004 date is appropriate.

Excel Response: The S-11/A has been revised in accordance with the Staff’s comment. The Excel Legacy Corporation/Price Legacy Corporation table on page 100 has been revised so that the “End Date” is October 15, 2003, which is the date that Gary Sabin and most of the Company’s senior management team departed from Price Legacy Corporation. Corresponding changes have also been made in other parts of the table and footnotes to delete 2004 performance information. The disclosure under the caption “Business and Properties—Management History and Experience” has also been revised on page 98 to delete the sentence describing the total return that stockholders received from the original spin-off transaction of Excel Legacy Corporation through the acquisition of Price Legacy Corporation by PL Retail in December 2004.

Exhibit Index

4. We reissue our prior comment requesting that you file all remaining exhibits with your next amendment. Please understand that failure to file these exhibits may delay clearance to the extent we have comments.

Excel Response: The Company is working to finalize the remaining exhibits and acknowledges that the failure to timely file these exhibits may delay clearance of the Registration Statement.

Exhibit 10.14

5. We note that you have filed a form of employment agreement for your executive officers other than Mr. Sabin. Please file the executed employment contract for each officer. Refer to Instruction 1 to Item 601(b)(10) of Regulation S-K.

Excel Response: As discussed with the Staff on April 7, 2010, the Company intends to execute the employment agreements in connection with the completion of the offering. Following that time, the Company will file the executed employment agreements for each of its executive officers in a Current Report on Form 8-K.

***

April 12, 2010

Please direct any questions or comments regarding the foregoing to the undersigned at (858) 523-5407. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Craig M. Garner

Craig M. Garner

of LATHAM & WATKINS LLP

Enclosures

cc:	Kristina Aberg, Esq., Securities and Exchange Commission

William Demarest, Securities and Exchange Commission

Eric McPhee, Securities and Exchange Commission

Gary B. Sabin, Excel Trust, Inc.

Jay L. Bernstein, Esq., Clifford Chance US LLP

Andrew S. Epstein, Esq., Clifford Chance US LLP

Jeffrey D. Egertson, Deloitte & Touche LLP